TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Taxes Payable (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)
Current liabilities:
Current tax liabilities		R$ 1,173,319		R$ 1,336,089
Noncurrent liabilities:
Non-current tax liabilities		326,527		1,059,880
Deferred tax liabilities		11,457,536		11,202,514
Taxes Withheld at Source (IRRF)
Current liabilities:
Current tax liabilities		252,600		288,537
PASEP and COFINS
Current liabilities:
Current tax liabilities		512,227		314,435
Noncurrent liabilities:
Non-current tax liabilities		33,087		204,284
Deferred tax liabilities		65,588		40,319
ICMS
Current liabilities:
Current tax liabilities		127,901		214,385
PAES / REFIS
Current liabilities:
Current tax liabilities		35,960		175,462
Noncurrent liabilities:
Non-current tax liabilities		210,850		589,200
Parceling IR/CS
Current liabilities:
Current tax liabilities				37,679
Noncurrent liabilities:
Non-current tax liabilities				135,016
INSS/FGTS
Current liabilities:
Current tax liabilities		93,910		134,907
Noncurrent liabilities:
Non-current tax liabilities				32,847
ISS
Current liabilities:
Current tax liabilities		28,491		41,585
Other
Current liabilities:
Current tax liabilities		122,228		129,099
Noncurrent liabilities:
Non-current tax liabilities		R$ 17,002		R$ 58,214
Parent
Noncurrent liabilities:
Deferred tax liabilities | $	$ 11,457,536		$ 11,202,514